Income Taxes (Details Narrative) (10-K)	12 Months Ended
Dec. 31, 2019 USD ($)
California [Member]
Operating loss carryforwards	$ 19,673,000
Deferred tax assets, tax credit carryforwards, research and development	1,146,000
New Jersey [Member]
Operating loss carryforwards	26,972,000
Federal Tax [Member]
Operating loss carryforwards	$ 102,216,000
Net operating loss carryforwards expiration term	Expire at various dates from 2020 through 2039
Deferred tax assets, tax credit carryforwards, research and development	$ 1,871,000
Research and development tax credit carryforwards expiration term	Expire at various dates from 2020 through 2031
State Tax [Member]
Operating loss carryforwards	$ 46,645,000
Net operating loss carryforwards expiration term	Expire at various dates from 2020 through 2029